COLLATERALIZED TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
COLLATERALIZED TRANSACTIONS
Schedule of margin loans and client's collateral received and repledged

	As of December 31,
	2022	2023

	(HK$ in thousands)
Collateral received from clients	109,296,132	127,758,188
Collateral received from brokers	48,349	203,500
Collateral repledged to commercial banks and other financial institutions	12,326,953	13,326,597

Schedule of market value of securities borrowed and lent and cash collateral received and deposited

	As of December 31,
	2022	2023

	(HK$ in thousands)
Securities borrowed and loaned (1)	12,786,899	16,106,157
Cash collateral received from borrowers	14,874,210	18,707,651
Cash collateral deposited with lenders	1,889,795	2,663,837
(1)	Borrowed securities include securities borrowed from margin clients under authorization, in this case no cash collateral is required.